Financial risk management objectives and policies - Continuing designated hedge relationships (Details) € in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) kr / $ € / $ ¥ / $ ¥ / $ Option £ / $	Dec. 31, 2023 USD ($) € / $ ¥ / $ ¥ / $	Dec. 31, 2022 USD ($) ¥ / $ ¥ / $ € / $	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 SEK (kr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Hedge ratio for group's existing hedge relationships				1	1	1	1	1	1
Number of derivative options held during the year | Option	0
Net investment hedges | Non-callable bond, 0.375% due 2029
Disclosure of detailed information about hedging instruments [line items]
Hedged item, liabilities | €				€ 800
Borrowings, interest rate				0.375%	0.375%	0.375%	0.375%	0.375%	0.375%
Interest rate swaps | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ 0	$ 0	$ 0
Interest rate swaps | Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on hedge ineffectiveness	$ 0	$ 0	$ 0
Cross currency interest rate swap - Euro bond | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | €				€ 2,300						€ 3,200					€ 1,700
Carrying value					$ (36)						$ 49					$ (160)
Average USD FX rate | € / $	1.08	1.1	1.14
Average pay interest rate				4.24%	4.24%	4.24%	4.24%	4.24%	4.24%	3.80%	3.80%	3.80%	3.80%	3.80%	2.85%	2.85%	2.85%	2.85%	2.85%
Notional amount | €				€ 2,300						€ 3,200					€ 1,700
Cross currency interest rate swap - Euro bond | Cash flow hedges | Foreign currency and interest rate risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	$ (37)	$ 34	$ 27
Fair value (gain)/loss deferred to OCI	151	(210)	118
Fair value (gain)/loss recycled to the Income statement	(180)	139	(111)
Other comprehensive income, closing balance	$ (66)	$ (37)	$ 34
Cross currency interest rate swap - JPY investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | ¥						¥ 58,300						¥ 58,300					¥ 58,300
Carrying value					$ 146						$ 100					$ 55
Average USD FX rate | ¥ / $	108.03	108.03	108.03
Average pay interest rate				1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Notional amount | ¥						¥ 58,300						¥ 58,300					¥ 58,300
Cross currency interest rate swap - JPY investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	$ (100)	$ (55)	$ (62)
Fair value (gain)/loss deferred to OCI	(45)	(45)	7
Other comprehensive income, closing balance	$ (145)	$ (100)	$ (55)
Cross currency interest rate swap - CNY investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | ¥							¥ 458						¥ 458					¥ 458
Carrying value					$ 2						$ (1)					$ (4)
Average USD FX rate | ¥ / $	6.68	6.68	6.68
Average pay interest rate				4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Notional amount | ¥							¥ 458						¥ 458					¥ 458
Cross currency interest rate swap - CNY investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	$ 1	$ 4	$ 2
Fair value (gain)/loss deferred to OCI	(4)	(3)	2
Other comprehensive income, closing balance	$ (3)	1	4
FX Forwards short term FX risk | Cash flow hedges | Sweden, Kronor
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | kr									kr 10,792
Average USD FX rate | kr / $	10.9999
Notional amount | kr									kr 10,792
FX Forwards short term FX risk | Cash flow hedges | Japan, Yen
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | ¥						¥ 31,013
Average USD FX rate | ¥ / $	156.195
Notional amount | ¥						¥ 31,013
FX Forwards short term FX risk | Cash flow hedges | United Kingdom, Pounds
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | £								£ 168
Average USD FX rate | £ / $	0.7962
Notional amount | £								168
FX Forwards short term FX risk | Cash flow hedges | Euro Member Countries, Euro
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | €				€ 375
Average USD FX rate | € / $	0.9605
Notional amount | €				€ 375
FX Forwards short term FX risk | Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency					$ 2,252						$ 2,009					$ 1,126
Carrying value					4						15					(12)
Notional amount					2,252						2,009					1,126
FX Forwards short term FX risk | Cash flow hedges | Foreign currency and interest rate risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	$ (15)	12	(12)
Fair value (gain)/loss deferred to OCI	8	(33)	(14)
Fair value (gain)/loss recycled to the Income statement	3	6	38
Other comprehensive income, closing balance	(4)	(15)	12
Transactions matured pre 2022 | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance		(527)	(527)
Other comprehensive income, closing balance			(527)
Transactions matured pre 2023 | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	(527)	(527)
Other comprehensive income, closing balance	(527)	(527)	(527)
Foreign currency borrowing - GBP investment | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | £								£ 350						£ 350					£ 350
Carrying value					$ 438						$ 444					$ 420
Average pay interest rate				5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%
Notional amount | £								£ 350						£ 350					£ 350
Foreign currency borrowing - GBP investment | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	(264)	(288)	(238)
Fair value (gain)/loss deferred to OCI	(7)	24	(50)
Other comprehensive income, closing balance	(271)	(264)	(288)
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency | €				€ 800						€ 800					€ 800
Carrying value					$ 829						$ 881					$ 846
Average pay interest rate				0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Notional amount | €				€ 800						€ 800					€ 800
Derivatives related to foreign currency borrowings - EUR investment 800 million notional amount | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	(69)	(102)	(50)
Fair value (gain)/loss deferred to OCI	(52)	33	(52)
Other comprehensive income, closing balance	(121)	(69)	(102)
Contingent consideration liabilities and Acerta Pharma share purchase liability - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount in local currency					$ 1,367						$ 1,937					$ 2,093
Carrying value					(1,367)						(1,937)					(2,093)
Notional amount					$ 1,367						$ 1,937					$ 2,093
Contingent consideration liabilities and Acerta Pharma share purchase liability - AZUK and AZAB USD investments | Net investment hedges | Foreign exchange risk | Reserve of continuing cash flow hedges and hedges of net investments in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Other comprehensive income, opening balance	2,135	2,216	1,832
Fair value (gain)/loss deferred to OCI	181	(81)	384
Other comprehensive income, closing balance	$ 2,316	$ 2,135	$ 2,216